Average Annual Total Returns - Science and Technology Fund	None 1 Year	None 5 Years	None 10 Years	S&P® North American Technology Sector Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P® North American Technology Sector Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P® North American Technology Sector Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	56.82%	26.72%	19.74%	45.15%	27.23%	20.57%